UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1018

Dreyfus Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Mid-Cap Growth Fund
September 30, 2014 (Unaudited)

Common Stocks--98.3%	Shares		Value ($)
Banks--1.5%
Prosperity Bancshares	39,150		2,238,205
Capital Goods--11.3%
AMETEK	57,584		2,891,293
Donaldson	52,960		2,151,765
Fluor	28,500		1,903,515
Hexcel	51,980	a	2,063,606
Sensata Technologies Holding	48,130	a	2,143,229
United Rentals	21,000	a	2,333,100
W.W. Grainger	11,650		2,931,722
			16,418,230
Commercial & Professional Services--1.4%
Towers Watson & Co., Cl. A	20,030		1,992,985
Consumer Durables & Apparel--9.5%
Deckers Outdoor	32,030	a	3,112,675
Jarden	31,600	a	1,899,476
Michael Kors Holdings	17,480	a	1,247,897
Polaris Industries	16,600		2,486,514
PVH	17,790		2,155,258
Ralph Lauren	17,720		2,919,016
			13,820,836
Consumer Services--1.6%
Starwood Hotels & Resorts
Worldwide	27,660	b	2,301,589
Diversified Financials--1.4%
T. Rowe Price Group	26,610		2,086,224
Energy--4.8%
Concho Resources	20,140	a	2,525,355
Exterran Holdings	56,740		2,514,149
Helmerich & Payne	20,150		1,972,080
			7,011,584
Exchange-Traded Funds--4.7%
iShares Russell Mid-Cap Growth ETF	77,410		6,839,174
Food & Staples Retailing--1.5%
United Natural Foods	34,510	a	2,120,985
Food, Beverage & Tobacco--2.4%
Keurig Green Mountain	8,270		1,076,175
WhiteWave Foods	66,800	a	2,426,844

			3,503,019
Health Care Equipment & Services--11.0%
Align Technology	44,340	a	2,291,491
AmerisourceBergen	30,070		2,324,411
Brookdale Senior Living	87,040	a	2,804,429
Catamaran	70,158	a	2,957,160
Cooper	13,760		2,143,120
IMS Health Holdings	56,960		1,491,782
Universal Health Services, Cl. B	19,680		2,056,560
			16,068,953
Materials--2.8%
Airgas	20,070		2,220,746
Martin Marietta Materials	14,270		1,839,974
			4,060,720
Media--3.2%
IMAX	92,960	a,c	2,552,682
Interpublic Group of Companies	116,260		2,129,883
			4,682,565
Pharmaceuticals, Biotech & Life Sciences--8.3%
Alexion Pharmaceuticals	13,760	a	2,281,683
Alkermes	50,630	a	2,170,508
Jazz Pharmaceuticals	13,130	a	2,108,153
PAREXEL International	34,670	a	2,187,330
Vertex Pharmaceuticals	29,860	a	3,353,577
			12,101,251
Real Estate--1.8%
CBRE Group, Cl. A	85,960	a	2,556,450
Retailing--6.2%
LKQ	75,110	a	1,997,175
Tiffany & Co.	21,780		2,097,632
Ulta Salon, Cosmetics & Fragrance	18,740	a	2,214,506
Williams-Sonoma	40,060		2,666,794
			8,976,107
Semiconductors & Semiconductor Equipment--3.7%
Mellanox Technologies	68,940	a	3,093,338
Microchip Technology	47,680	c	2,251,926
			5,345,264
Software & Services--8.4%
Akamai Technologies	37,050	a	2,215,590
ANSYS	27,060	a	2,047,630
Concur Technologies	20,370	a	2,583,323
LinkedIn, Cl. A	11,510	a	2,391,663
Synopsys	74,400	a	2,953,308
			12,191,514

Technology Hardware & Equipment--9.2%
Amphenol, Cl. A	28,650		2,860,989
CommScope Holding	59,550		1,423,841
F5 Networks	19,900	a	2,362,926
Palo Alto Networks	23,390	a	2,294,559
SanDisk	22,740		2,227,383
Stratasys	18,860	a,c	2,277,911
			13,447,609
Transportation--3.6%
J.B. Hunt Transport Services	12,480		924,144
Kirby	18,640	a	2,196,724
Spirit Airlines	31,320	a	2,165,465
			5,286,333
Total Common Stocks
(cost $127,663,147)			143,049,597

Other Investment--2.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,467,743)	3,467,743	[d]	3,467,743
Investment of Cash Collateral for
Securities Loaned--2.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,982,093)	2,982,093	[d]	2,982,093
Total Investments (cost $134,112,983)	102.8%		149,499,433
Liabilities, Less Cash and Receivables	(2.8%)		(4,037,365)
Net Assets	100.0%		145,462,068

ETF -- Exchange Traded Funds

a Non-income producing security.
b Investment in real estate investment trust.
c Security, or portion thereof, on loan. At September 30, 2014, the value of the fund's securities on loan was $5,019,407 and the value of the collateral held by the fund was $5,175,454, consisting of cash collateral of $2,982,093 and U.S. Government and Agency securities valued at $2,193,361.
d Investment in affiliated money market mutual fund.

At September 30, 2014, net unrealized appreciation on investments was $15,386,450 of which $17,057,938 related to appreciated investment securities and $1,671,488 related to depreciated investment securities. At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	11.4
Health Care Equipment & Services	11.0
Consumer Durables & Apparel	9.5
Technology Hardware & Equipment	9.2
Software & Services	8.4
Pharmaceuticals, Biotech & Life Sciences	8.3
Retailing	6.2
Energy	4.8
Exchange-Traded Funds	4.7
Money Market Investments	4.5
Semiconductors & Semiconductor Equipment	3.7
Transportation	3.6
Media	3.2
Materials	2.8
Food, Beverage & Tobacco	2.4
Real Estate	1.8
Consumer Services	1.6
Banks	1.5
Food & Staples Retailing	1.5
Commercial & Professional Services	1.4
Diversified Financials	1.4
102.8

†	Based on net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs		Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	132,409,844		-	-	132,409,844
Equity Securities - Foreign Common Stocks+	3,800,579		-	-	3,800,579
Exchange-Traded Funds	6,839,174		-	-	6,839,174
Mutual Funds	6,449,836		-	-	6,449,836

+ See Statement of Investments for additional detailed categorizations.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 17, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 17, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)